Restatement of Previously issued Financial Statements	5 Months Ended
Dec. 31, 2020
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Restatement of Previously issued Financial Statements

Note 2 — Restatement of Previously issued Financial Statements

On April 12, 2021, the Staff of the SEC issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a Business Combination. The terms described in the SEC Statement are common in SPACs and are similar to the terms contained in the warrant agreement, dated as of November 23, 2020, between the Company and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agreement”). In response to the SEC Statement, the Company reevaluated the accounting treatment of (i) the 8,188,811 redeemable warrants (the “Public Warrants”) that were included in the Units issued by the Company in the IPO and (ii) the 7,732,168 redeemable warrants that were issued to the Company’s Sponsor and Jefferies, an underwriter for the IPO, in a private placement that closed concurrently with the closing of the IPO (see Note 4, Note 5 and Note 7). The Company previously accounted for the Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging; Contracts in Entity’s Own Equity, the Company concluded that the terms of the Warrant Agreement preclude the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, management concluded that the Warrants should be recorded as derivative liabilities on the Balance Sheet and measured at fair value at issuance (on the date of the consummation of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Statement of Operations in the period of the change. In accordance with ASC 825-10 “Financial Instruments”, the Company has concluded that a portion of the transaction costs related to the IPO and the Private Placement, which were previously charged to shareholders’ equity, should be allocated to the Warrants based on their relative fair value against total proceeds, and recognized as transaction costs in the Statement of Operations.

The Company’s management and the audit committee of the Company’s board of directors concluded that it is appropriate to restate (i) the Company’s previously issued audited financial statements as of December 31, 2020 and for the period from July 29, 2020 (inception) through December 31, 2020, as previously reported in its Form 10-K and (ii) certain items on the audited balance sheet dated as of November 27, 2020, as previously reported in a Current Report on Form 8-K filed with the SEC on December 3, 2020. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously
	Reported	Adjustment	As restated
Balance Sheet at November 27, 2020
Warrant liability	$—	$36,549,753	$36,549,753
Total liabilities	5,680,163	36,549,753	42,229,916
Class A ordinary shares subject to possible redemption	156,885,627	(36,549,754)	120,335,873
Class A ordinary shares	92	360	442
Additional paid-in capital	5,007,093	12,232,284	17,239,377
Accumulated deficit	(7,611)	(12,232,643)	(12,240,254)
Total Shareholders’ Equity	5,000,005	1	5,000,006
Balance Sheet at December 31, 2020
Warrant liability	$—	$36,549,753	$36,549,753
Total liabilities	5,859,668	36,549,753	42,409,421
Class A ordinary shares subject to possible redemption	156,864,332	(36,549,754)	120,314,578
Class A ordinary shares	93	360	453
Additional paid-in capital	5,028,387	12,232,284	17,260,671
Accumulated deficit	(28,906)	(12,232,643)	(12,261,549)
Total Shareholders’ Equity	$5,000,005	$1	$5,000,006
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants	—	(11,211,642)	(11,211,642)
Transaction costs	$—	$(1,021,001)	$(1,021,001)
Total other income/(expense)	10,751	(12,232,643)	(12,221,892)
Net Loss	(28,906)	(12,232,643)	(12,261,549)
Basic and diluted net loss per share, Class B Ordinary shares	$0.00	$(3.20)	(3.20)
Statement of Cash Flows for the period from July 29, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(28,906)	$(12,232,643)	$(12,261,549)
Excess of fair value of Private Placement Warrants	—	11,211,642	11,211,642
Transaction costs		1,021,001	1,021,001
Net cash used in operating activities	(97,168)	—	(97,168)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption	156,864,332	(36,549,754)	120,314,578
Initial classification of warrant liability	—	36,549,753	36,549,753